Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.75367%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,010,515.54

Principal:
Principal Collections	$14,535,875.01
Prepayments in Full	$5,868,456.36
Liquidation Proceeds	$231,187.03
Recoveries	$181,540.07
Sub Total	$20,817,058.47
Collections	$21,827,574.01

Purchase Amounts:
Purchase Amounts Related to Principal	$291,286.35
Purchase Amounts Related to Interest	$1,701.26
Sub Total	$292,987.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,120,561.62

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	38
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,120,561.62
Servicing Fee	$261,665.00	$261,665.00	$0.00	$0.00	$21,858,896.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,858,896.62
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,858,896.62
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,858,896.62
Interest - Class A-3 Notes	$89,850.18	$89,850.18	$0.00	$0.00	$21,769,046.44
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$21,167,832.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,167,832.94
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$20,969,273.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,969,273.69
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$20,831,944.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,831,944.19
Regular Principal Payment	$19,369,119.58	$19,369,119.58	$0.00	$0.00	$1,462,824.61
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,462,824.61
Residual Released to Depositor	$0.00	$1,462,824.61	$0.00	$0.00	$0.00
Total		$22,120,561.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,369,119.58
Total					$19,369,119.58

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,369,119.58	$37.32	$89,850.18	$0.17	$19,458,969.76	$37.49
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$19,369,119.58	$12.27	$1,026,952.43	$0.65	$20,396,072.01	$12.92

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$24,067,011.45	0.0463683	$4,697,891.87	0.0090511
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$260,187,011.45	0.1647859	$240,817,891.87	0.1525187

Pool Information
Weighted Average APR	3.825%	3.849%
Weighted Average Remaining Term	26.22	25.50
Number of Receivables Outstanding	20,656	19,973
Pool Balance	$313,998,005.31	$292,820,929.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$291,765,963.38	$272,396,843.80
Pool Factor	0.1799103	0.1677766

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$20,424,085.59
Targeted Overcollateralization Amount	$52,003,037.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,003,037.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$250,271.17
(Recoveries)		104	$181,540.07
Net Loss for Current Collection Period			$68,731.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2627%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.1864%
Second Prior Collection Period			0.6822%
Prior Collection Period			0.9618%
Current Collection Period			0.2718%
Four Month Average (Current and Prior Three Collection Periods)			0.7756%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,763	$14,308,391.51
(Cumulative Recoveries)			$2,825,717.01
Cumulative Net Loss for All Collection Periods			$11,482,674.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6579%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,178.57
Average Net Loss for Receivables that have experienced a Realized Loss			$4,155.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.36%	280	$6,915,353.81
61-90 Days Delinquent	0.27%	34	$786,966.58
91-120 Days Delinquent	0.10%	11	$304,416.10
Over 120 Days Delinquent	0.29%	31	$836,550.47
Total Delinquent Receivables	3.02%	356	$8,843,286.96

Repossession Inventory:
Repossessed in the Current Collection Period		20	$463,390.76
Total Repossessed Inventory		29	$652,542.29

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3929%
Prior Collection Period			0.3873%
Current Collection Period			0.3805%
Three Month Average			0.3869%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6584%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	38

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	63	$1,605,292.63
2 Months Extended	130	$3,235,811.58
3+ Months Extended	33	$797,186.23

Total Receivables Extended	226	$5,638,290.44
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer